Interest expense, net	12 Months Ended
Dec. 31, 2022
Interest Expense [Abstract]
Interest expense, net	Interest expense, net

Year ended December 31,	2022	2021
Credit Facility	$9,250	$6,559
Convertible debentures	6,861	5,148
Finance lease obligations	1,627	2,260
Mortgage	1,006	1,350
Promissory notes	506	450
Financing obligations	1,211	1,562
Amortization of deferred financing costs	1,076	1,064
Other interest expense	3,030	701
Interest expense	$24,567	$19,094
Other interest income	(24)	(62)
	$24,543	$19,032